Note 11 - Property And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 11.  PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31:

	2011	2010
Property and equipment: (in $ thousands)
Furniture & fixtures	$71	$53
Computer hardware	277	252
Computer software	220	212
Manufacturing equipment	164	164
Tenant improvements	163	144
	895	825
Less accumulated depreciation	(823)	(728)
Property and equipment, net	$72	$97

For the years ended December 31, 2011 and 2010, depreciation expense was approximately $0.1 million and $0.2 million, respectively.